Provision for expected credit losses - Reconciliation of impairment charges (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Loan and credit commitments
Business activity during the year	$ 113	$ (230)
Net remeasurement of provision for ECL	725	752
Impairment charges for debt securities at amortised cost		4
Impairment charges for debt securities at FVOCI	1	(2)
Recoveries	(191)	(189)	$ (242)
Impairment charges/(benefits)	648	335	$ (590)
Parent Entity
Loan and credit commitments
Business activity during the year	129	(226)
Net remeasurement of provision for ECL	572	831
Impairment charges for debt securities at amortised cost		1
Impairment charges for debt securities at FVOCI	1	(2)
Impairment on due from subsidiaries	(7)	25
Recoveries	(184)	(180)
Impairment charges/(benefits)	$ 511	$ 449